Note 05 - Marketable Securities, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Marketable Securities, Additional Information
B Series National Treasury Notes	$ 3,106
Interest Coupons (p.a.)	6.00%